Document And Entity Information	Jul. 07, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 07, 2020
Entity Registrant Name	PAYCHEX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-11330
Entity Tax Identification Number	16-1124166
Entity Address, Address Line One
Entity Address, City or Town
Entity Address, State or Province	NY
Entity Address, Postal Zip Code
City Area Code	585
Local Phone Number	385-6666
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PAYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000723531
Amendment Flag	false